Consolidated Statements of Member's Equity (Deficit)	USD ($)
Beginning balance - January 1, 2021 - 1,000 units issued and outstanding at Dec. 31, 2019	$ (556,432)
Statement of Financial Position [Abstract]
Net loss	(1,121,160)
Member’s equity contribution	1,535,000
Member’s deficit - December 31, 2021 - 1,000 units issued and outstanding at Dec. 31, 2020	(142,592)
Statement of Financial Position [Abstract]
Net loss	(1,263,347)
Investment acquisitions (Notes 3 and 5)	(720,758)
Member’s deficit - December 31, 2021 - 1,000 units issued and outstanding at Dec. 31, 2021	$ (2,126,697)